STATEMENTS OF STOCKHOLDERS' EQUITY/ (DEFICIT) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Feb. 28, 2009	$ 4,634	$ 364,222,963	$ (27,416)	$ (363,965,365)	$ 234,816
Balance (in shares) at Feb. 28, 2009	46,344,770
Common stock issued in private placements, net	331	2,104,069	0	0	2,104,400
Common stock issued in private placements, net (in shares)	3,305,734
Warrants exercised	9	94,419	0	0	94,428
Warrants exercised (in shares)	94,428
Shares issued for note conversions	84	569,898	0	0	569,982
Shares issued for note conversions (in shares)	844,566
Shares issued for settlement of accounts payable	16	113,849	0	0	113,865
Shares issued for settlement of accounts payable (in shares)	161,082
Stock issued for inventory purchase	15	151,799	0	0	151,814
Stock issued for inventory purchase (in shares)	151,814
Shares issued for services	136	936,874	0	0	937,010
Shares issued for services (in shares)	1,361,667
Adjustment to prior issuance	13	(13)	0	0	0
Adjustment to prior issuance (in shares)	125,000
Shares issued for debt settlement	30	294,557	0	0	294,587
Shares issued for debt settlement (in shares)	300,000
Warrant discount and beneficial conversion feature	0	220,289	0	0	220,289
Employee option and warrant expense	0	6,209,181	0	0	6,209,181
Subscription receivable write-off	0	(27,416)	27,416	0	0
Net Loss	0	0	0	(16,092,777)	(16,092,777)
Balance at Feb. 28, 2010	5,268	374,890,469	0	(380,058,142)	(5,162,405)
Balance (in shares) at Feb. 28, 2010	52,689,061
Common stock issued in private placements, net	465	2,479,022			2,479,487
Common stock issued in private placements, net (in shares)	4,647,292
Shares issued for note conversions	34	238,850			238,884
Shares issued for note conversions (in shares)	338,408
Shares issued for settlement of accounts payable	37	269,992			270,029
Shares issued for settlement of accounts payable (in shares)	367,619
Shares issued for services	164	1,208,450			1,208,614
Shares issued for services (in shares)	1,641,434
Adjustment to prior issuance	15	(15)			0
Adjustment to prior issuance (in shares)	150,000
Shares issued in lieu of salary	89	487,839			487,928
Shares issued in lieu of salary (in shares)	887,142
Warrant discount and beneficial conversion feature		72,000			72,000
Employee option expense		172,903			172,903
Net Loss				(11,196,018)	(11,196,018)
Balance at Feb. 28, 2011	$ 6,072	$ 379,819,510	$ 0	$ (391,254,160)	$ (11,428,578)
Balance (in shares) at Feb. 28, 2011	60,720,956